Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Aggregate compensation of executive officers	$ 50,749	$ 49,165	$ 116,930
Accrued or paid key management personnel compensation	$ 7,525	8,339	$ 17,899
Salary advance terms	An amount up to a maximum of four months' salary and are repaid through salary deductions in equal installments over a period of either one or two years
Salary advances outstanding	$ 3,466	$ 2,415